Employee Benefit Plans - Summary of Major Categories of Plan Assets for Funded Plans (Parenthetical) (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of fair value of plan assets [abstract]
Collateralized Borrowings	$ 466